Other Current Assets and Other Current Financial Assets - Summary of Other Restricted Cash (Detail) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Restricted Cash and Cash Equivalents [line items]
Total restricted cash	$ 89	$ 98
Brazilian Reais [Member]
Disclosure of Restricted Cash and Cash Equivalents [line items]
Total restricted cash	$ 89	$ 98